Consolidated income statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenues	$ 2,622,110	$ 1,950,929	$ 2,332,715
Cost of sales	(1,966,036)	(1,563,931)	(1,947,828)
Gross profit	656,074	386,998	384,887
Operating expenses
Selling, general and administrative	(156,786)	(151,619)	(216,511)
Mineral exploration and project evaluation	(85,043)	(57,201)	(119,063)
Impairment of non-current assets		(557,497)	(142,133)
Other income and expenses, net	31,948	(19,164)	(18,206)
Total operating expenses	(209,881)	(785,481)	(495,913)
Operating income (loss)	446,193	(398,483)	(111,026)
Net financial results
Financial income	11,472	11,168	31,054
Financial expenses	(142,275)	(159,759)	(117,399)
Other financial items, net	(6,099)	(129,584)	(18,509)
Net financial results	(136,902)	(278,175)	(104,854)
Income (loss) before income tax	309,291	(676,658)	(215,880)
Income tax
Current	(122,081)	(63,192)	(46,382)
Deferred	(31,123)	87,344	104,746
Net income (loss) for the year	156,087	(652,506)	(157,516)
Attributable to NEXA's shareholders	114,332	(559,247)	(145,135)
Attributable to non-controlling interests	$ 41,755	$ (93,259)	$ (12,381)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,622
Basic and diluted earnings (losses) per share – USD	$ 0.86	$ (4.22)	$ (1.09)